Other disclosures - Credit Risk - Movement in impairment allowance on loans and advances at amortised cost (Details) - GBP (£)		6 Months Ended			12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018	Dec. 31, 2018
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions		£ 928,000,000		£ 571,000,000	£ 1,468,000,000
Loan commitments and financial guarantee contracts [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions		30,000,000	[1],[2]		(125,000,000)	[3]
Other financial assets subject to impairment [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions		6,000,000	[1],[4]		3,000,000	[5]
Gross exposure [member] | Other financial assets subject to impairment [member]
Loans and advances at amortised cost
Opening balance		129,900,000,000
Closing balance		178,700,000,000			129,900,000,000
Impairment allowance [member] | Other financial assets subject to impairment [member]
Loans and advances at amortised cost
Opening balance		12,000,000
Closing balance		22,000,000			12,000,000
Financial assets at amortised cost [member] | Loans and advances [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions		892,000,000	[1]		1,590,000,000
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance		333,176,000,000
Business activity in the year		52,749,000,000
Final repayments		(31,235,000,000)
Disposals		(285,000,000)
Write-offs		(951,000,000)	[6]	(949,000,000)
Closing balance		345,848,000,000			333,176,000,000
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance		6,770,000,000
Business activity in the year		226,000,000
Net re-measurement and movement due to exposure and risk parameter changes		884,000,000
Final repayments		(180,000,000)
Disposals		(220,000,000)
Write-offs	[6]	(951,000,000)
Closing balance		6,529,000,000	[7]		6,770,000,000
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs		930,000,000
Post write-off recoveries		73,000,000	[6]	68,000,000
Exchange and other adjustments		35,000,000
Decrease through write-off after applying recoveries, financial assets		878,000,000		£ 881,000,000
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Stage 1 [member] | Gross exposure [member] | Other financial assets subject to impairment [member]
Loans and advances at amortised cost
Opening balance		129,300,000,000
Closing balance		178,200,000,000			129,300,000,000
Stage 1 [member] | Impairment allowance [member] | Other financial assets subject to impairment [member]
Loans and advances at amortised cost
Opening balance		10,000,000
Closing balance		14,000,000			10,000,000
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance		281,226,000,000
Business activity in the year		51,037,000,000
Final repayments		(27,693,000,000)
Disposals		0
Write-offs	[6]	0
Closing balance		292,460,000,000			281,226,000,000
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(13,760,000,000)
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		9,943,000,000
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		271,000,000
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance		688,000,000
Business activity in the year		122,000,000
Net re-measurement and movement due to exposure and risk parameter changes		(520,000,000)
Final repayments		(37,000,000)
Disposals		0
Write-offs	[6]	0
Closing balance		692,000,000	[7]		688,000,000
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(91,000,000)
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		507,000,000
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		23,000,000
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Financial assets at fair value through other comprehensive income [member]
Loans and advances at amortised cost
Opening balance		600,000,000
Closing balance		500,000,000			600,000,000
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Financial assets at fair value through other comprehensive income [member]
Loans and advances at amortised cost
Opening balance		2,000,000
Closing balance		3,000,000			2,000,000
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance		43,447,000,000
Business activity in the year		1,543,000,000
Final repayments		(2,937,000,000)
Disposals		0
Write-offs	[6]	0
Closing balance		44,975,000,000			43,447,000,000
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		13,256,000,000
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(11,468,000,000)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		267,000,000
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance		2,715,000,000
Business activity in the year		77,000,000
Net re-measurement and movement due to exposure and risk parameter changes		563,000,000
Final repayments		(69,000,000)
Disposals		0
Write-offs	[6]	0
Closing balance		2,551,000,000	[7]		2,715,000,000
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		82,000,000
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(834,000,000)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		17,000,000
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Other financial assets subject to impairment [member]
Loans and advances at amortised cost
Opening balance		0
Closing balance		5,000,000			0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Other financial assets subject to impairment [member]
Loans and advances at amortised cost
Opening balance		0
Closing balance		5,000,000			0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance		8,503,000,000
Business activity in the year		169,000,000
Final repayments		(605,000,000)
Disposals		(285,000,000)
Write-offs	[6]	(951,000,000)
Closing balance		8,413,000,000			8,503,000,000
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		504,000,000
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		1,525,000,000
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(538,000,000)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance		3,367,000,000
Business activity in the year		27,000,000
Net re-measurement and movement due to exposure and risk parameter changes		841,000,000
Final repayments		(74,000,000)
Disposals		(220,000,000)
Write-offs	[6]	(951,000,000)
Closing balance		3,286,000,000	[7]		£ 3,367,000,000
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		9,000,000
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		327,000,000
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		£ (40,000,000)

[1]

H119 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate. The loan loss rate for H 1 19 is 54 bps after applying the total impairment charge of £ 928 m

[2]	Ex cludes loan commitments and financial guarantees of £ 15.5 bn carried at fair value
[3]	Ex cludes loan commitments and financial guarantees of £ 11.7 bn carried at fair value
[4]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value thro ugh other comprehensive income and other assets . These have a total gross exposure of £ 178.7 bn and impairment allowance of £ 22 m. This comprises £ 14 m Expected Credit Loss ( ECL ) on £ 178.2 bn stage 1 a ssets, £ 3 m on £ 0.5 bn stage 2 fair value through other comprehen sive inc ome assets and £ 5 m on £ 5 m stage 3 other assets

[5]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 129.9 bn and impairment allowance of £ 12 m. This comprises £ 10 m ECL on £ 129.3 bn stage 1 assets and £ 2 m on £ 0.6 bn stage 2 fair value through other comprehensive income assets

[6]

In H119 , gross write-offs amounted to £ 9 5 1 m (H118: £ 949 m) and post write-off recoveries amounted to £73m (H118: £ 68 m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £ 8 78 m (H118: £ 881 m)

[7]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 178.7 bn ( December 2018: £ 129.9 bn) and impairment allowance of £ 22 m ( December 2018: £ 12 m). This comprises £ 14 m ECL ( December 2018: £ 10 m) on £ 178.2 bn stage 1 assets ( December 2018: £ 129.3 bn), £ 3 m ( December 2018: £ 2 m) on £ 0.5 bn stage 2 fair value through other comprehensive income assets ( December 2018: £ 0.6 b n) and £ 5 m (Dec ember 2018: £ nil ) on £ 5 m stage 3 ot her assets (December 2018: £ nil )